UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2008
                          ------------------

Date of reporting period: March 31, 2008
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                 SEQUOIA FUND, INC.
                              STATEMENT OF INVESTMENTS
                             MARCH 31, 2008 (UNAUDITED)

COMMON STOCKS (91.93%)

SHARES                                                               VALUE (a)
---------                                                         --------------
            AEROSPACE/DEFENSE (1.72%)
7,122,145   Rolls-Royce Group plc (United Kingdom)                $   56,948,671
                                                                  --------------
            AUTO PARTS (1.47%)
1,698,778   O'Reilly Automotive Inc. (b)                              48,449,149
                                                                  --------------
            AUTOMOTIVE MANUFACTURING (5.25%)
  949,760   Porsche Automobil Holding SE (Germany) (c)               173,565,791
                                                                  --------------
            BUILDING MATERIALS (6.49%)
1,756,749   Martin Marietta Materials Inc                            186,514,041
  419,772   Vulcan Materials Company                                  27,872,861
                                                                  --------------
                                                                     214,386,902
                                                                  --------------
            PROPERTY AND CASUALTY INSURANCE (4.41%)
9,070,946   Progressive Corporation.                                 145,770,102
                                                                  --------------
            DIVERSIFIED COMPANIES (24.72%)
    6,114   Berkshire Hathaway Inc. Class A (b)                      815,607,600
      171   Berkshire Hathaway Inc. Class B (b)                          764,866
                                                                  --------------
                                                                     816,372,466
                                                                  --------------
            FINANCE (2.02%)
  299,274   MasterCard Inc                                            66,735,109
                                                                  --------------
            FOOD-RETAIL (0.91%)
  906,509   Whole Foods Market Inc                                    29,887,602
                                                                  --------------
            FREIGHT TRANSPORTATION (5.20%)
2,275,794   Expeditors International Inc                             102,820,373
4,185,705   Knight Transportation Inc                                 68,896,704
                                                                  --------------
                                                                     171,717,077
                                                                  --------------
            INDUSTRIAL & CONSTRUCTION SUPPLIES (5.63%)
4,051,430   Fastenal Company                                         186,082,180
                                                                  --------------
            INSURANCE BROKERS (1.52%)
2,886,878   Brown & Brown Inc                                         50,173,940
                                                                  --------------
            DIVERSIFIED MANUFACTURING (0.88%)
  383,880   Danaher Corporation                                       29,186,396
                                                                  --------------
            RETAILING (18.99%)
4,468,990   Bed Bath & Beyond Inc. (b)                               131,835,205
   39,775   Costco Wholesale Corporation                               2,584,182
1,839,393   Lowe's Companies, Inc                                     42,195,675
2,794,000   Target Corporation                                       141,599,920
5,371,700   TJX Companies, Inc                                       177,642,119
2,118,568   Walgreen Company                                          80,696,255
  960,030   Wal-Mart Stores, Inc                                      50,574,380
                                                                  --------------
                                                                     627,127,736
                                                                  --------------
            FLOORING PRODUCTS (7.09%)
3,272,155   Mohawk Industries Inc. (b)                               234,319,020
                                                                  --------------
            TRUCK MANUFACTURING (1.07%)
  785,772   PACCAR Inc                                                35,359,740
                                                                  --------------
            VETERINARY DIAGNOSTICS (4.56%)
3,055,834   Idexx Laboratories Inc. (b)                              150,530,383
                                                                  --------------
            TOTAL COMMON STOCKS                                   $3,036,612,264
                                                                  ==============

 PRINCIPAL
   AMOUNT                                                                   VALUE (a)
------------                                                             --------------
U.S. GOVERNMENT OBLIGATIONS (7.93%)
$262,000,000   U.S. Treasury Bills due 4/3/08 through 5/15/08            $  261,775,188
                                                                         --------------
   TOTAL U.S. GOVERNMENT OBLIGATIONS                                     $  261,775,188
                                                                         ==============
SUMMARY
Common Stocks                                                   91.93%   $3,036,612,264
U.S. Government Obligations                                      7.93%      261,775,188
Net Cash & Receivables                                           0.14%        4,630,769
                                                                         --------------
Net Assets                                                               $3,303,018,221
                                                                         ==============
Number of Shares Outstanding                                                 24,967,147
                                                                         ==============
Net Asset Value Per Share                                                $       132.29
                                                                         ==============

(a) Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on that day.

     U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Advisor, in conformity with guidelines adopted by and subject to review by the Board of Directors.

     Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)  Non-income producing.

(c) The Fund is invested in preference shares of Porsche Automobil Holding SE which possess the same economic interest as Porsche common stock but have no voting rights.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 2, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 2, 2008

By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: May 2, 2008